Income Taxes, Income Tax Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal income tax rate		21.00%	21.00%
Reconciliation of Financial Statement Tax Provision [Abstract]
Statutory tax (21%)		$ 2,809	$ 3,192
Effect of nontaxable interest, net		(422)	(468)
Effect of nontaxable insurance premiums		0	(205)
Income from bank owned life insurance, net		(186)	(136)
Effect of state income tax, net of federal benefit		119	170
Tax credits		(31)	(25)
Other		88	39
Total income tax expense	[1]	$ 2,377	$ 2,567
Effective income tax rate		17.80%	16.90%
Unrecognized tax benefits		$ 0	$ 0
Interest and/or penalties related to income tax		$ 0	$ 0

[1]	Effective income tax rate was 17.8% for 2024 and 16.9% for 2023